Due to Trust Account (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Due To Trust Account [Abstract]
Amount outstanding at end of fiscal year	¥ 3,386,158	¥ 3,335,155
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%